Business Acquisition (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date (in thousands):

Cash	$21
Restricted cash	280
Prepaid expenses and other current assets	61
Intangible assets	5,320
Goodwill	34,877
Accounts payable	(288)
Accrued expenses and other current liabilities	(986)

Net assets acquired	$39,285

Schedule of Components of Intangible Assets Acquired
The following table sets forth the components of identifiable intangible assets acquired (in thousands) and their estimated useful lives (in years) as of the date of acquisition (in thousands):

	Cost	Estimated Useful Life
Customer relationships	520	2 years
Developed technology	4,800	5 years

Total acquired intangible assets	$5,320

Schedule of Purchase Consideration
The following table summarizes the purchase consideration (in thousands):

Fair value of common stock	$21,306
Cash consideration	759
Fair value of milestone payments	9,720
Fair value of earnouts	7,500

Total purchase consideration	$39,285